Shareholder Fees - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 40%	Nov. 29, 2022
Fidelity Advisor Asset Manager 40% - Class C
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[1]
Fidelity Advisor Asset Manager 40% - Class M
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]
Fidelity Advisor Asset Manager 40% - Class I
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Fidelity Advisor Asset Manager 40% - Class A
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]
Fidelity Advisor Asset Manager 40% - Class Z
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none

[1]	B On Class C shares redeemed less than one year after purchase.
[2]	A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.